Properties - Net Properties (Parenthetical) (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation and amortization	552	565	539
Software Development [Member]
Property, Plant and Equipment [Line Items]
Capitalized costs attributable to the design and development of internal-use software	69	85	105
Depreciation and amortization	70	84	78